Bank Loans and issuance of Debt Securities - Summary of Debt Payable (Detail) - MXN ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about borrowings [Line Items]
Long-Term	$ 6,232,858	$ 5,196,240	$ 6,195,576
Total	34,345,337
Grupo Aeroportuariodel Pacifico S A B De C V [Member]
Disclosure of detailed information about borrowings [Line Items]
Current	2,102,000	3,800,000	2,500,000
Long-Term	31,053,634	22,631,449	20,310,202
Total	33,155,634	26,431,449	22,810,202
MBJA [Member]
Disclosure of detailed information about borrowings [Line Items]
Current	154,891	164,668	159,590
Long-Term	1,034,812	1,264,791	1,385,374
Total	1,189,703	1,429,459	1,544,964
Related parties [Member]
Disclosure of detailed information about borrowings [Line Items]
Current	2,256,891	3,964,668	2,659,590
Long-Term	32,088,446	23,896,240	21,695,576
Total	$ 34,345,337	$ 27,860,908	$ 24,355,166